Prepayment	12 Months Ended
Dec. 31, 2020
Prepayment [Abstract]
PREPAYMENT	NOTE 5 – PREPAYMENT The prepayment balance of $513,491 as of December 31, 2020 represents the advances paid to suppliers for the purchase of raw materials to be delivered in the next operating period.